Expense Example - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIPInvestmentGradeBondPortfolio-InvestorPRO - VIP Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530